Loss Per Share - Summary Of Basic And Diluted Loss Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Loss for the period		€ (58,235)	€ (70,632)
Dilutive effects on earnings per share	[1]	€ (0.31)	€ (0.4)
Total loss for basic and diluted earnings per share		€ (58,235)	€ (70,632)
Number of shares
Weighted average number of ordinary shares for basic and diluted 'earnings per share (thousand shares)		189,337	175,512
Basic And Diluted Earnings Loss Per Share [Abstract]
Basic losses per share (euros per share)	[1]	€ (0.31)	€ (0.4)
Diluted losses per share (euros per share)	[1]	€ (0.31)	€ (0.4)

[1]	Unaudited